SCHWABFUNDS-REGISTERED TRADEMARK-

     SCHWAB
     INSTITUTIONAL ADVANTAGE
     MONEY FUND-REGISTERED TRADEMARK-

     SCHWAB
     RETIREMENT MONEY FUND-REGISTERED TRADEMARK-


               ANNUAL REPORT
                    AND
        AN IMPORTANT NOTICE REGARDING
            DELIVERY OF SHAREHOLDER
                  DOCUMENTS

     Annual Report
     December 31, 1999

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission has adopted a rule permitting mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

As permitted by the rule, Schwab may begin indefinitely householding prospectuses and shareholder reports for SchwabFunds-Registered Trademark-.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE, AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT www.schwab.com.

If you would otherwise fall under our householding policy, but for any reason prefer to receive multiple SchwabFunds prospectuses and shareholder reports, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 1-800-515-2157, or your investment manager.

- INVESTMENT MANAGERS: Your ISG Team.

- RETIREMENT PLAN ADMINISTRATORS: Schwab at 1-800-772-4922.

- ALL OTHER CLIENTS: Schwab at 1-800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

               SCHWABFUNDS-REGISTERED TRADEMARK-

     SCHWAB
     INSTITUTIONAL ADVANTAGE
     MONEY FUND-REGISTERED TRADEMARK-

     SCHWAB
     RETIREMENT MONEY FUND-REGISTERED TRADEMARK-



     Annual Report
     December 31, 1999

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
Portfolio Highlights                        2
---------------------------------------------
Financial Statements and Notes              4
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,
[PHOTO]

We're pleased to bring you this annual report on the performance for the Schwab Institutional Advantage Money Fund-Registered Trademark- and the Schwab Retirement Money Fund-Registered Trademark- for the one-year period ended December 31, 1999.

During the reporting period, the funds continued to provide investors with current income consistent with the preservation of capital. By the end of the one-year period, the Schwab Institutional Advantage Money Fund's net assets were more than $603 million and the Schwab Retirement Money Fund's net assets were more than $322 million.

FUND PERFORMANCE

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

YIELD SUMMARY AS OF 12/31/99(1)

Seven-Day Current Yield                                            5.52%
------------------------------------------------------------------------
Seven-Day Effective Yield                                          5.67%
------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND-REGISTERED TRADEMARK-

YIELD SUMMARY AS OF 12/31/99

Seven-Day Current Yield                                            5.32%
------------------------------------------------------------------------
Seven-Day Effective Yield                                          5.46%
------------------------------------------------------------------------

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

This report contains a complete list of holdings for both the Schwab Institutional Advantage Money Fund and the Schwab Retirement Money Fund as of December 31, 1999.

We appreciate your confidence in SchwabFunds-Registered Trademark- and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
Chairman
December 31, 1999

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, as of 12/31/99, the seven-day current yield would have been 5.36%. The seven-day effective yield would have been 5.50%. 1

PORTFOLIO HIGHLIGHTS

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99(1)

-------------------------------------------
Last seven days                       5.52%
-------------------------------------------
Last three months                     5.27%
-------------------------------------------
Last 12 months                        4.80%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                28.7%     24.1%     33.9%     15.8%
-------------------------------------------------------------
16-30 days                9.3%     20.6%     10.4%      7.4%
-------------------------------------------------------------
31-60 days               12.3%     22.3%     14.1%     29.6%
-------------------------------------------------------------
61-90 days               21.2%     16.4%     15.6%     30.5%
-------------------------------------------------------------
91-120 days              14.6%      3.4%      6.6%      8.0%
-------------------------------------------------------------
More than 120 days       13.9%     13.2%     19.4%      8.7%
-------------------------------------------------------------
Weighted average       65 days   67 days   63 days   58 days
-------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 12/31/99
-----------------------------------------------------------------------------------
Tier 1                                                       100%
-----------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB RETIREMENT MONEY FUND-REGISTERED TRADEMARK-

AVERAGE YIELDS FOR THE PERIOD ENDED 12/31/99

-------------------------------------------
Last seven days                       5.32%
-------------------------------------------
Last three months                     5.05%
-------------------------------------------
Last 12 months                        4.59%(1)
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE         3/31/99   6/30/99   9/30/99   12/31/99
-------------------------------------------------------------
0-15 days                27.9%     26.0%     32.6%     16.5%
-------------------------------------------------------------
16-30 days                9.4%     21.2%     17.1%      2.3%
-------------------------------------------------------------
31-60 days                4.3%     21.0%     17.6%     26.2%
-------------------------------------------------------------
61-90 days               26.5%     17.8%     11.0%     41.8%
-------------------------------------------------------------
91-120 days              16.0%      1.3%      2.3%      4.1%
-------------------------------------------------------------
More than 120 days       15.9%     12.7%     19.4%      9.1%
-------------------------------------------------------------
Weighted average       70 days   67 days   60 days   59 days
-------------------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 12/31/99
-----------------------------------------------------------------------------------
Tier 1                                                       100%
-----------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during the period. Without this reduction, yield would have been lower.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999
                                                               Par        Value
                                                              ------     -------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 71.0%
AUTOMOTIVE -- 1.3%
General Motors Acceptance Corp.
   5.97%, 02/09/00                                            $ 5,000  $  4,968
   5.93%, 02/14/00                                              3,000     2,979
                                                                       ---------
                                                                          7,947
                                                                       ---------
BANKING - AUSTRALIA -- 2.5%
Westpac Capital Corp.
   7.14%, 01/07/00                                              5,000     4,994
   6.05%, 05/01/00                                             10,000     9,803
                                                                       ---------
                                                                         14,797
                                                                       ---------
BANKING - BELGIUM -- 2.1% (a)
BBL North America
   6.03%, 03/13/00                                             10,000     9,881
Fortis Funding L.L.C.
   6.09%, 02/29/00                                              3,000     2,971
                                                                       ---------
                                                                         12,852
                                                                       ---------
BANKING - DOMESTIC -- 5.2% (a) (d)
Citibank Capital Markets Assets L.L.C.
   6.00%, 02/25/00                                              5,600     5,550
Enterprise Funding Corp.
   6.14%, 02/02/00                                              2,000     1,989
Forrestal Funding Master Trust
   6.05%, 02/09/00                                             10,000     9,936
   6.02%, 03/13/00                                              1,500     1,483
Intrepid Funding Master Trust
   6.02%, 02/09/00                                              1,000       994
   6.07%, 04/12/00                                             10,000     9,833
Kitty Hawk Funding Corp.
   6.00%, 03/20/00                                              1,700     1,678
                                                                       ---------
                                                                         31,463
                                                                       ---------
BANKING - GERMANY -- 2.8% (a)(d)
Bavaria TRR Corp.
   5.91%, 01/26/00                                              4,410     4,392
   6.05%, 03/02/00                                              2,000     1,980
Giro US Funding Corp.
   6.04%, 01/03/00                                              3,000     2,999
   6.22%, 03/24/00                                              5,000     4,929
   5.97%, 04/25/00                                              2,400     2,356
                                                                       ---------
                                                                         16,656
                                                                       ---------

                                                               Par       Value
                                                              ------    --------
BANKING - NETHERLANDS -- 3.3% (d)
Atlantis One Funding Corp.
   6.03%, 01/28/00                                            $10,000  $  9,956
   6.10%, 03/23/00                                             10,000     9,865
                                                                       ---------
                                                                         19,821
                                                                       ---------
BANKING - NORWAY -- 1.3% (a)
Christiania Capital Corp.
   6.04%, 03/03/00                                              8,000     7,918
                                                                       ---------
BANKING - SWEDEN -- 4.4%
AB Spintab
   6.04%, 03/07/00                                              7,000     6,923
   6.19%, 03/08/00                                              8,100     8,008
   6.06%, 04/11/00                                             12,000    11,800
                                                                       ---------
                                                                         26,731
                                                                       ---------
BANKING - UNITED KINGDOM -- 1.7%
Abbey National Treasury Services PLC
   5.20%, 05/04/00                                             10,000     9,998
                                                                       ---------
CREDIT CARD RECEIVABLES -- 1.1% (a)(e)
Dakota Certificates Program SCCMT-1
   6.06%, 03/07/00                                              4,000     3,956
Montauk Funding Corp.
   7.04%, 01/18/00                                                950       947
   5.98%, 02/09/00                                              2,000     1,987
                                                                       ---------
                                                                          6,890
                                                                       ---------
DIVERSIFIED FINANCIAL ASSETS -- 22.6% (a)(e)
Amsterdam Funding Corp.
   6.15%, 01/07/00                                              4,000     3,996
   6.02%, 01/11/00                                              5,000     4,992
   6.03%, 02/02/00                                              5,000     4,974
Beta Finance, Inc.
   6.00%, 03/20/00                                              9,000     8,885
   6.00%, 03/28/00                                              1,400     1,380
CC (USA), Inc.
   5.99%, 02/07/00                                              4,000     3,976
   6.01%, 04/25/00                                              4,000     3,926
Concord Minutemen Capital Co., LLC Series A
   6.24%, 02/04/00                                              5,000     4,971
Greenwich Funding Corp.
   6.21%, 01/18/00                                             10,000     9,971
   6.31%, 02/16/00                                                700       694

                                                               Par       Value
                                                              ------    --------
International Securitization Corp.
   6.25%, 01/18/00                                            $ 1,000  $    997
   6.03%, 02/08/00                                              7,000     6,956
   6.13%, 02/11/00                                              2,685     2,667
Lexington Parker Capital Corp.
   6.04%, 03/02/00                                              9,000     8,909
   6.07%, 03/03/00                                              2,500     2,474
Market Street Funding Corp.
   6.06%, 02/02/00                                              8,996     8,948
   6.01%, 02/09/00                                              3,000     2,981
   6.02%, 02/11/00                                              2,000     1,987
Moriarty LLC
   5.97%, 02/17/00                                              3,000     2,977
Sigma Finance, Inc.
   5.61%, 01/18/00                                              5,000     4,987
   6.05%, 03/06/00                                              6,000     5,935
   6.05%, 03/08/00                                              5,000     4,944
   5.93%, 05/15/00                                              3,000     2,935
   6.10%, 06/15/00                                              1,000       973
Stellar Funding Group, Inc.
   6.06%, 02/07/00                                              1,054     1,048
   5.84%, 02/10/00                                              3,292     3,271
   5.84%, 02/11/00                                              2,639     2,622
   6.18%, 02/25/00                                              2,500     2,477
   6.19%, 02/25/00                                              6,416     6,357
   6.01%, 02/29/00                                                875       866
   6.00%, 05/22/00                                              1,500     1,465
Variable Funding Capital Corp.
   6.28%, 01/07/00                                             12,000    11,988
                                                                       ---------
                                                                        136,529
                                                                       ---------
FINANCE - COMMERCIAL -- 7.6%
CIT Group Holdings, Inc.
   5.95%, 02/17/00                                             12,000    11,908
General Electric Capital Corp.
   6.05%, 03/08/00                                              5,000     4,945
   6.17%, 03/08/00                                             12,000    11,864
General Electric Capital International
  Funding, Inc.(a)
   6.12%, 03/14/00                                             10,000     9,879
General Electric Capital Services
   6.05%, 03/14/00                                              5,000     4,940
Heller Financial, Inc.
   6.30%, 01/18/00                                              2,000     1,994
                                                                       ---------
                                                                         45,530
                                                                       ---------

                                                               Par       Value
                                                              ------    --------
SECURITIES BROKERAGE - DEALER -- 6.6%
Bear Stearns Companies, Inc.
   6.00%, 01/24/00                                            $ 5,000  $  4,981
Goldman Sachs Group, LP
   5.84%, 02/10/00                                              5,000     4,969
   6.09%, 02/23/00                                              5,000     4,956
   6.00%, 08/07/00                                              1,000     1,000
Morgan Stanley, Dean Witter,
  Discover & Co.
   6.14%, 03/13/00                                              1,000       988
PaineWebber Group, Inc.
   6.33%, 02/01/00                                             10,000     9,946
Salomon Smith Barney Holdings, Inc.
   5.78%, 02/10/00                                              3,000     2,981
   6.02%, 03/06/00                                             10,000     9,893
                                                                       ---------
                                                                         39,714
                                                                       ---------
TRADE RECEIVABLES -- 8.5% (a)(e)
Apreco, Inc.
   6.64%, 01/18/00                                              1,000       997
Asset Securitization Cooperative Corp.
   6.02%, 02/24/00                                              2,000     1,982
Corporate Receivables Corp.
   6.15%, 02/15/00                                              4,000     3,970
CXC, Inc.
   5.99%, 02/18/00                                              1,000       992
Falcon Asset Securities Corp.
   6.06%, 01/11/00                                              2,055     2,052
Monte Rosa Capital Corp.
   6.01%, 02/10/00                                              7,000     6,954
   6.15%, 02/15/00                                              1,000       992
   6.12%, 03/13/00                                              2,167     2,141
Receivables Capital Corp.
   6.02%, 02/15/00                                              1,517     1,506
Sheffield Receivables Corp.
   6.19%, 01/28/00                                              6,000     5,973
   6.02%, 02/01/00                                             10,000     9,949
   6.14%, 02/25/00                                              1,000       991
Windmill Funding
   6.73%, 01/05/00                                              8,000     7,994
   6.09%, 03/07/00                                              5,000     4,945
                                                                       ---------
                                                                         51,438
                                                                       ---------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $428,284)                                                       428,284
                                                                       ---------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                                               Par       Value
                                                              ------    --------
CERTIFICATES OF DEPOSIT -- 21.8%
BANKING - CANADA -- 1.8%
Canadian Imperial Bank of Commerce
   5.05%, 02/07/00                                            $ 5,000  $  5,000
   5.45%, 06/01/00                                              6,000     5,999
                                                                       ---------
                                                                         10,999
                                                                       ---------
BANKING - DOMESTIC -- 4.5%
American Express Centurion Bank
   5.93%, 02/08/00                                             10,000    10,000
   6.20%, 03/21/00                                             17,000    17,000
                                                                       ---------
                                                                         27,000
                                                                       ---------
BANKING - FINLAND -- 0.7%
Merita Bank Ltd.
   6.10%, 02/07/00                                              4,000     4,000
                                                                       ---------
BANKING - FRANCE -- 2.6%
Societe Generale
   5.85%, 03/31/00                                              5,000     5,000
   5.85%, 04/03/00                                             11,000    11,000
                                                                       ---------
                                                                         16,000
                                                                       ---------
BANKING - GERMANY -- 6.1%
Bayerische Landesbank Girozentrale
   6.02%, 03/07/00                                              3,000     3,000
Deutsche Bank AG
   6.13%, 09/05/00                                              6,800     6,792
Westdeutsche Landesbank Girozentrale
   6.00%, 03/01/00                                             20,000    20,000
   6.18%, 03/30/00                                              7,000     7,000
                                                                       ---------
                                                                         36,792
                                                                       ---------
BANKING - NORWAY -- 1.6%
Christiania Bank
   5.95%, 02/17/00                                             10,000    10,000
                                                                       ---------
BANKING - SWITZERLAND -- 1.5%
UBS AG
   5.11%, 01/13/00                                              1,000     1,000
   5.10%, 04/12/00                                              5,000     5,000
   5.17%, 05/10/00                                              3,000     2,999
                                                                       ---------
                                                                          8,999
                                                                       ---------
BANKING - UNITED KINGDOM -- 3.0%
Barclays Bank PLC
   5.35%, 05/22/00                                              5,000     5,000
   5.66%, 06/14/00                                              6,000     5,998

                                                               Par       Value
                                                              ------    --------
National Westminster Bank
   5.06%, 01/10/00                                            $ 7,000  $  7,000
                                                                       ---------
                                                                         17,998
                                                                       ---------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $131,788)                                                       131,788
                                                                       ---------
VARIABLE RATE OBLIGATIONS -- 3.7% (b)
BANKING - DOMESTIC -- 1.7% (d)
Asset Partners, Inc. Project RB Series 1997
   5.95%, 01/06/00                                              2,610     2,610
BMC Special Care Facilities Financing
  Authority of the City of Montgomery,
  Alabama Taxable RB ( Montgomery Baptist
  Outreach Services Corp. Project) 1997B
   5.85%, 01/07/00                                              2,200     2,200
City of Aurora, Kane, Dupage, Will & Kendall
  Counties, Illinois Taxable IDRB (North
  American Plastics Corp. Project)
  Series 1996B
   5.90%, 01/07/00                                                775       775
MoviePlex Realty Leasing, L.L.C. Adjustable
  Rate Tender Securities (Carmike
  Cinemas, Inc.) Series 1997B3
   6.46%, 01/07/00                                              2,675     2,675
New York City IDA Taxable Industrial
  Revenue Refunding Bonds (1997 Allway
  Tools, Inc. Project)
   6.20%, 01/07/00                                                190       190
Upper Illinois River Valley Development
  Authority Taxable Solid Waste Disposal RB
  (Exolon - ESK Co. Project) Series 1996B
   5.90%, 01/07/00                                              2,000     2,000
                                                                       ---------
                                                                         10,450
                                                                       ---------
DIVERSIFIED FINANCIAL ASSETS -- 2.0% (a)(e)
Trident Capital Finance, Inc.
   6.60%, 01/03/00                                              7,000     7,000
Variable Funding Capital Corp.
   6.56%, 01/14/00                                              5,000     5,000
                                                                       ---------
                                                                         12,000
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $22,450)                                                         22,450
                                                                       ---------

                                                       Maturity Value   Value
                                                       --------------  --------
REPURCHASE AGREEMENTS -- 4.4% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   5.00% Issue 12/31/99
         Due  01/03/00                                        $26,792  $ 26,781
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $26,781)                                                         26,781
                                                                       ---------
TOTAL INVESTMENTS -- 100.9%
  (Cost $609,303)                                                       609,303
                                                                       ---------
OTHER ASSETS AND LIABILITIES-- (0.9%)
   Other assets                                                          12,324
   Liabilities                                                          (17,910)
                                                                       ---------
                                                                         (5,586)
                                                                       ---------
TOTAL NET ASSETS-- 100.0%                                              $603,717
                                                                       =========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1999
                                                               Par       Value
                                                              ------    --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 68.1%
AUTOMOTIVE -- 2.2%
General Motors Acceptance Corp.
   5.97%, 02/09/00                                            $ 5,000  $  4,968
   5.93%, 02/14/00                                              2,000     1,986
                                                                       ---------
                                                                          6,954
                                                                       ---------
BANKING - AUSTRALIA -- 1.2%
Westpac Capital Corp.
   6.05%, 05/01/00                                              4,000     3,921
                                                                       ---------
BANKING - BELGIUM -- 1.8% (a)
BBL North America
   6.03%, 03/13/00                                              5,000     4,941
Fortis Funding L.L.C.
   6.09%, 02/29/00                                              1,000       990
                                                                       ---------
                                                                          5,931
                                                                       ---------
BANKING - DOMESTIC -- 4.5% (a)(d)
Forrestal Funding Master Trust
   6.13%, 02/25/00                                              5,000     4,954
   6.19%, 03/02/00                                              7,000     6,927
   6.02%, 03/13/00                                              1,500     1,483
Intrepid Funding Master Trust
   6.02%, 02/09/00                                              1,000       994
                                                                       ---------
                                                                         14,358
                                                                       ---------
BANKING - GERMANY -- 1.8% (a)(d)
Bavaria TRR Corp.
   6.05%, 03/02/00                                              5,000     4,949
Giro US Funding Corp.
   5.78%, 02/03/00                                              1,000       995
                                                                       ---------
                                                                          5,944
                                                                       ---------
BANKING - NETHERLANDS -- 1.5% (d)
Atlantis One Funding Corp.
   6.10%, 03/23/00                                              5,000     4,932
                                                                       ---------
BANKING NORWAY -- 2.5% (a)
Christiania Capital Corp.
   6.04%, 03/03/00                                              8,000     7,918
                                                                       ---------

                                                               Par       Value
                                                              ------    --------
BANKING - SWEDEN -- 4.5%
AB Spintab
   6.08%, 02/08/00                                            $ 4,000  $  3,975
   6.04%, 03/07/00                                              5,000     4,946
   6.19%, 03/08/00                                              2,700     2,669
   6.06%, 04/11/00                                              3,000     2,950
                                                                       ---------
                                                                         14,540
                                                                       ---------
BANKING - UNITED KINGDOM -- 0.9%
Abbey National Treasury Services PLC
   5.20%, 05/04/00                                              3,000     2,999
                                                                       ---------
CREDIT CARD RECEIVABLES -- 2.2% (a)(e)
Dakota Certificates Program SCCMT-1
   6.92%, 01/06/00                                              2,000     1,998
   6.06%, 03/07/00                                              5,000     4,945
                                                                       ---------
                                                                          6,943
                                                                       ---------
DIVERSIFIED FINANCIAL ASSETS -- 20.6% (a)(e)
Amsterdam Funding Corp.
   6.03%, 02/02/00                                              2,000     1,989
Beta Finance, Inc.
   6.00%, 03/20/00                                              3,000     2,962
   6.00%, 03/28/00                                              1,700     1,676
Dorada Finance Inc
   6.00%, 04/14/00                                              1,000       983
International Securitization Corp.
   6.00%, 02/01/00                                              3,000     2,985
   6.13%, 02/11/00                                              2,900     2,880
Lexington Parker Capital Corp.
   6.04%, 03/02/00                                              2,000     1,980
   6.07%, 03/03/00                                              3,800     3,761
Market Street Funding Corp.
   6.01%, 02/09/00                                              8,000     7,949
   6.15%, 02/25/00                                              1,500     1,486
Moriarty L.L.C.
   6.07%, 03/10/00                                             11,000    10,874
Sigma Finance, Inc.
   5.61%, 01/18/00                                              4,000     3,990
   6.05%, 03/06/00                                              5,800     5,737
   5.93%, 05/15/00                                              4,000     3,914
Stellar Funding Group, Inc.
   6.19%, 03/31/00                                              1,145     1,128
Variable Funding Capital Corp.
   6.28%, 01/07/00                                             12,000    11,988
                                                                       ---------
                                                                         66,282
                                                                       ---------

SCHWAB RETIREMENT MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
December 31, 1999
                                                               Par       Value
                                                              ------    --------
FINANCE - COMMERCIAL -- 10.4%
CIT Group Holdings, Inc.
   5.95%, 02/17/00                                            $ 7,000  $  6,946
General Electric Capital International
  Funding, Inc. (a)
   6.12%, 03/14/00                                             10,000     9,879
General Electric Capital Corp.
   6.05%, 03/08/00                                              3,000     2,967
General Electric Capital Services
   6.17%, 03/07/00                                              9,000     8,900
   6.05%, 03/14/00                                              5,000     4,940
                                                                       ---------
                                                                         33,632
                                                                       ---------
SECURITIES BROKERAGE - DEALER -- 5.6%
Goldman Sachs Group, LP
   6.09%, 02/23/00                                              3,000     2,974
   6.00%, 08/07/00                                              2,000     2,000
Morgan Stanley Dean Witter Discover & Co.
   6.11%, 02/08/00                                              5,000     4,968
   6.12%, 02/09/00                                              3,000     2,981
Salomon Smith Barney Holdings, Inc.
   6.02%, 03/06/00                                              5,000     4,946
                                                                       ---------
                                                                         17,869
                                                                       ---------
TRADE RECEIVABLES -- 8.4% (a)(e)
Asset Securitization Cooperative Corp.
   6.02%, 02/24/00                                              5,000     4,956
Barton Capital Corp.
   6.73%, 01/05/00                                              3,000     2,998
Corporate Receivables Corp.
   6.15%, 02/15/00                                              4,000     3,970
Falcon Asset Securitization Corp.
   7.02%, 01/06/00                                              2,000     1,998
Monte Rosa Capital Corp.
   6.01%, 02/10/00                                              8,000     7,948
   6.15%, 02/15/00                                              1,201     1,192
Sheffield Receivables Corp.
   6.19%, 01/28/00                                              3,160     3,145
   6.02%, 02/01/00                                              1,000       995
                                                                       ---------
                                                                         27,202
                                                                       ---------
TOTAL COMMERCIAL PAPER AND OTHER
  CORPORATE OBLIGATIONS
  (Cost $219,425)                                                       219,425
                                                                       ---------

                                                               Par       Value
                                                              ------    --------
CERTIFICATES OF DEPOSIT -- 20.8%
BANKING - CANADA -- 2.5%
Canadian Imperial Bank of Commerce
   5.35%, 03/03/00                                            $ 4,000  $  4,000
   5.45%, 06/01/00                                              4,000     3,999
                                                                       ---------
                                                                          7,999
                                                                       ---------
BANKING - DOMESTIC -- 4.3%
American Express Centurion Bank
   5.93%, 02/08/00                                              5,000     5,000
   6.20%, 03/21/00                                              9,000     9,000
                                                                       ---------
                                                                         14,000
                                                                       ---------
BANKING - FRANCE -- 1.6%
Societe Generale
   5.85%, 04/03/00                                              5,000     5,000
                                                                       ---------
BANKING - GERMANY -- 5.3%
Bayerische Landesbank Girozentrale (a)
   6.02%, 03/07/00                                              3,000     3,000
Westdeutsche Landesbank Girozentrale
   6.00%, 03/01/00                                             13,000    13,000
   6.18%, 03/30/00                                              1,000     1,000
                                                                       ---------
                                                                         17,000
                                                                       ---------
BANKING - NORWAY -- 1.6%
Christiania Bank
   5.95%, 02/17/00                                              5,000     5,000
                                                                       ---------
BANKING - SWITZERLAND -- 1.5%
UBS AG
   5.10%, 04/12/00                                              3,000     3,000
   5.26%, 05/10/00                                              2,000     1,999
                                                                       ---------
                                                                          4,999
                                                                       ---------
BANKING - UNITED KINGDOM -- 4.0%
Barclays Bank PLC
   5.35%, 05/22/00                                              5,000     5,000
   5.66%, 06/14/00                                              5,000     4,999
National Westminster Bank PLC
   5.06%, 01/10/00                                              3,000     3,000
                                                                       ---------
                                                                         12,999
                                                                       ---------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $66,997)                                                         66,997
                                                                       ---------

                                                               Par       Value
                                                              ------    --------
VARIABLE RATE OBLIGATIONS -- 6.4% (b)
BANKING - DOMESTIC -- 3.9% (d)
California Pollution Control Financing
  Authority Solid Waste Disposable RB
  (Burr Properties Project) Series 1997
   6.10%, 01/07/00                                            $ 2,200  $  2,200
Eagle County, Colorado Taxable Housing
  Facilities RB (BC Housing, L.L.C. Project)
  Series 1997B
   5.83%, 01/07/00                                              1,500     1,500
MoviePlex Realty Leasing, L.L.C.
  Adjustable Rate Tender Securities
  (Carmike Cinemas, Inc.) Series 1997B2
   6.46%, 01/07/00                                              2,675     2,675
Trap Rock Industries, Inc. VRD Fixed
  Rate RB Series 1997 (a)
   6.80%, 01/07/00                                              2,140     2,140
Upper Illinois River Valley Development
  Authority Solid Waste Disposal RB
  (Exolon - ESK Co. Project) Series 1996B
   5.90%, 01/07/00                                              2,595     2,595
Village of Sturtevant, Wisconsin IDRB
  (Andis Co. Project) Series 1996B
   5.90%, 01/07/00                                              1,385     1,385
                                                                       ---------
                                                                         12,495
                                                                       ---------
DIVERSIFIED FINANCIAL ASSETS -- 2.5% (a)(e)
Trident Capital Finance, Inc.
   6.60%, 01/03/00                                              8,000     8,000
                                                                       ---------
                                                                          8,000
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $20,495)                                                         20,495
                                                                       ---------

                                                       Maturity Value   Value
                                                       --------------  --------
REPURCHASE AGREEMENTS -- 3.0% (c)
Credit Suisse First Boston Corp.
  Tri-Party Repurchase Agreement
  Collateralized by U.S. Government
  Securities
   5.00% Issue 12/31/99
         Due   01/03/00                                       $ 9,682  $  9,678
                                                                       ---------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,678)                                                           9,678
                                                                       ---------
TOTAL INVESTMENTS -- 98.3%
  (Cost $316,595)                                                       316,595
                                                                       ---------
OTHER ASSETS AND LIABILITIES-- 1.7%
   Other assets                                                           6,102
   Liabilities                                                             (636)
                                                                       ---------
                                                                          5,466
                                                                       ---------
TOTAL NET ASSETS-- 100.0%                                              $322,061
                                                                       =========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1999
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At December 31, 1999, the aggregate value of such securities held by the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) was $285,625 and $157,597 which represented 47.31% and 48.93% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d)   Security has one or more third party credit enhancements.

(e) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS
IDA       Industrial Development Authority
IDRB      Industrial Development Revenue Bond
RB        Revenue Bond
VRD       Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1999


                                                                       Schwab
                                                                     Institutional                    Schwab
                                                                      Advantage                     Retirement
                                                             Money Fund(REGISTRATION MARK) Money Fund(REGISTRATION MARK)
                                                                     -------------                 -------------
ASSETS
Investments, at value (Cost: $609,303 and $316,595, respectively)      $609,303                      $316,595
Receivables:
   Fund shares sold                                                       9,845                         4,566
   Interest                                                               2,440                         1,395
   Investments sold                                                          --                           115
Prepaid expenses                                                             39                            26
                                                                       --------                      --------
     Total assets                                                       621,627                       322,697
                                                                       --------                      --------
LIABILITIES
Payables:
   Dividends                                                                 30                            14
   Fund shares redeemed                                                  17,726                           530
   Investment advisory and administration fees                               24                            23
   Transfer agency and shareholder service fees                              28                            15
Other liabilities                                                           102                            54
                                                                       --------                      --------
     Total liabilities                                                   17,910                           636
                                                                       --------                      --------
Net assets applicable to outstanding shares                            $603,717                      $322,061
                                                                       ========                      ========
NET ASSETS CONSIST OF
Paid-in capital                                                        $603,720                      $322,062
Accumulated net realized loss on investments sold                            (3)                           (1)
                                                                       --------                      --------
                                                                       $603,717                      $322,061
                                                                       ========                      ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)    603,778                       322,119
Net asset value, offering and redemption price per share                  $1.00                         $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1999

                                                                       Schwab
                                                                    Institutional                           Schwab
                                                                      Advantage                          Retirement
                                                            Money Fund(REGISTRATION MARK)      Money Fund(REGISTRATION MARK)
                                                                    -------------                       -------------
Interest income                                                        $25,585                             $13,718
                                                                       -------                             -------
Expenses:
   Investment advisory and administration fees                           1,930                               1,035
   Transfer agency and shareholder service fees                          1,198                                 642
   Custodian and portfolio accounting fees                                 174                                 122
   Registration fees                                                        48                                  41
   Professional fees                                                        15                                  22
   Shareholder reports                                                       8                                  17
   Trustees' fees                                                            7                                  11
   Other expenses                                                            7                                  10
                                                                       -------                             -------
                                                                         3,387                               1,900

Less: expenses reduced (see Note 4)                                       (990)                                (46)
                                                                       -------                             -------
     Net expenses incurred by fund                                       2,397                               1,854
                                                                       -------                             -------
Net investment income                                                   23,188                              11,864
                                                                       -------                             -------
Increase in net assets resulting from operations                       $23,188                             $11,864
                                                                       =======                             =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)
For the year ended December 31,


                                                                  Schwab
                                                               Institutional                      Schwab
                                                                 Advantage                      Retirement
                                                        Money Fund(REGISTRATION MARK)   Money Fund(REGISTRATION MARK)
                                                            -----------------------        ----------------------
                                                               1999         1998              1999         1998
                                                            ----------    ---------        ----------    --------
Operations:
     Net investment income                                  $   23,188    $  16,792        $   11,864    $  9,127
                                                            ----------    ---------        ----------    --------
  Increase in net assets resulting from operations              23,188       16,792            11,864       9,127
                                                            ----------    ---------        ----------    --------
Dividends to shareholders from net investment income
   (see Note 2):                                               (23,188)     (16,838)         ( 11,864)     (9,172)
                                                            ----------    ---------        ----------    --------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                 1,224,842      707,322           390,059     295,869
   Net asset value of shares issued in reinvestment
     of dividends                                               25,285       15,535            13,033       8,885
   Payments for shares redeemed                             (1,015,463)    (629,095)         (305,626)   (235,017)
                                                            ----------    ---------        ----------    --------
   Increase in net assets from capital share transactions      234,664       93,762            97,466      69,737
                                                            ----------    ---------        ----------    --------
Total increase in net assets                                   234,664       93,716            97,466      69,692
Net Assets:
   Beginning of period                                         369,053      275,337           224,595     154,903
                                                            ----------    ---------        ----------    --------
   End of period                                            $  603,717    $ 369,053        $  322,061    $224,595
                                                            ==========    =========        ==========    ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                        Schwab Institutional Advantage Money Fund(REGISTRATION MARK)
YEAR ENDED 12/31                                           1999       1998      1997       1996       1995
PER SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00      1.00       1.00       1.00
                                                         ---------------------------------------------------
From investment operations:
   Net investment income                                   0.05       0.05      0.05       0.05       0.06
                                                         ---------------------------------------------------
   Total from investment operations                        0.05       0.05      0.05       0.05       0.06
Less distributions:
   Dividends from net investment income                    0.05)     (0.05)    (0.05)     (0.05)     (0.06)
                                                         ---------------------------------------------------
   Total distributions                                     0.05)     (0.05)    (0.05)     (0.05)     (0.06)
                                                         ---------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           1.00       1.00      1.00       1.00       1.00
                                                         ---------------------------------------------------
Total return (%)                                           4.90       5.26      5.31       5.15       5.65
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets      0.50       0.50      0.50       0.50       0.53
Reductions reflected in above expense ratio                0.21       0.29      0.34       0.38       0.37
Ratio of net investment income to average net assets       4.84       5.12      5.20       5.03       5.50
Net assets, end of period ($ X 1,000)                   603,717    369,053   275,337    139,021     80,746


                                                            Schwab Retirement Money Fund(REGISTRATION MARK)
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED 12/31                                           1999       1998      1997       1996       1995
PER SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00       1.00      1.00       1.00       1.00
                                                         ---------------------------------------------------
From investment operations:
   Net investment income                                   0.05       0.05      0.05       0.05       0.05
                                                         ---------------------------------------------------
   Total from investment operations                        0.05       0.05      0.05       0.05       0.05
Less distributions:
   Dividends from net investment income                   (0.05)     (0.05)    (0.05)     (0.05)     (0.05)
                                                         ---------------------------------------------------
   Total distributions                                    (0.05)     (0.05)    (0.05)     (0.05)     (0.05)
                                                         ---------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           1.00       1.00      1.00       1.00       1.00
                                                         ---------------------------------------------------
Total return (%)                                           4.68       5.03      5.07       4.93       5.43
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets      0.72       0.73      0.73       0.73       0.73
Reductions reflected in above expense ratio                0.02       0.07      0.11       0.15       0.19
Ratio of net investment income to average net assets       4.62       4.88      4.96       4.83       5.28

Net assets, end of period ($ X 1 ,000)                  322,061    224,595   154,903    136,319     98,992


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1999
(All dollar amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUNDS

The Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and the Schwab Retirement Money Fund(REGISTRATION MARK) (the "funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989, and registered under the Investment Company Act of 1940 (the "Act"), as amended.

In addition to the funds, the Trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The funds declare a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the funds are charged directly to the funds. Expenses common to all series of the Trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The funds are considered a separate entity for tax purposes.

At December 31, 1999, the unused capital loss carryforward, for federal income tax purposes with expiration dates, were as follows:

                                                       Schwab                                             Schwab
Expiring in:                       Institutional Advantage Money Fund(REGISTRATION MARK)  Retirement Money Fund(REGISTRATION MARK)
----------                            ----------------------------------------------         ---------------------------------
12/31/04                                               $ 3                                                  $1
                                                       ---                                                  --
  Total capital loss carryforwards                     $ 3                                                  $1
                                                       ===                                                  ==

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the funds pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999 the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the year ended December 31, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% on such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the year ended December 31, 1999, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Act, as amended. The funds incurred fees of $18 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2000, the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and Schwab Retirement Money Fund(REGISTRATION MARK) total operating expenses will not exceed 0.50% and 0.73%, respectively, of each of the funds' average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest expenses, extraordinary expenses and taxes.

For the year ended December 31, 1999, the total of such fees reduced by the investment adviser was $990 and $46 for the Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and Schwab Retirement Money Fund(REGISTRATION MARK), respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of:
Schwab Institutional Advantage Money Fund(REGISTRATION MARK) and
Schwab Retirement Money Fund(REGISTRATION MARK)

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
San Francisco, California
February 4, 2000

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio
Schwab Total Stock Market Index Fund-TM-

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value
Advantage Investments.-Registered Trademark-

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.
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INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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